September 7, 2012



VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Deferred Variable Annuity Account (811-04961)

Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Deferred Variable Annuity Account, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2012 has been transmitted to contract owners accordingly.

	We incorporate by reference the following semiannual reports for the underlying funds:

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-12-000867
		Date of Filing: 08/20/2012

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-12-000868
		Date of Filing: 08/20/2012

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-12-000066
		Date of Filing:  08/29/2012

If you have any questions regarding this filing, please contact me at
(425) 256-5026.

				Sincerely,

				/s/ Jacqueline M. Veneziani

				Jacqueline M. Veneziani
				Vice President and Associate General Counsel